Available-for-sale securities (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Less than 12 months
Fair Value	$ 572	$ 244
Unrealized Losses	14	3
12 months or more
Fair Value	96	173
Unrealized Losses	3	3
Total
Fair Value	668	417
Unrealized Losses	17	6
Corporate bonds
Less than 12 months
Fair Value	242	195
Unrealized Losses	3	1
12 months or more
Fair Value	27	32
Unrealized Losses	1	0
Total
Fair Value	269	227
Unrealized Losses	4	1
Asset-backed securities
Less than 12 months
Fair Value	84
Unrealized Losses	1
12 months or more
Fair Value	10
Unrealized Losses	1
Total
Fair Value	94
Unrealized Losses	2
U.S. governmental agency mortgage-backed securities
Less than 12 months
Fair Value	135	34
Unrealized Losses	1	0
12 months or more
Fair Value	57	140
Unrealized Losses	1	3
Total
Fair Value	192	174
Unrealized Losses	2	3
Large capitalization value
Less than 12 months
Fair Value	97	15
Unrealized Losses	8	2
12 months or more
Fair Value	2	1
Unrealized Losses	0	0
Total
Fair Value	99	16
Unrealized Losses	8	$ 2
Smaller company growth
Less than 12 months
Fair Value	14
Unrealized Losses	1
12 months or more
Fair Value	0
Unrealized Losses	0
Total
Fair Value	14
Unrealized Losses	$ 1